Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments [Abstract]
Financial Instruments
Financial Instruments

A. Selected Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014
Selected financial assets measured at fair value on a recurring basis(a)
Trading funds and securities(b)	$287	$105
Available-for-sale debt securities(c)	32,078	39,762
Money market funds	934	2,174
Available-for-sale equity securities(c)	603	397
Derivative financial instruments in a receivable position(d):
Interest rate swaps	837	801
Foreign currency swaps	135	593
Foreign currency forward-exchange contracts	559	547
	35,433	44,379
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (e)	1,388	7,255
Private equity securities, carried at equity-method or at cost(e), (f)	1,336	1,993
	2,724	9,248
Total selected financial assets	$38,157	$53,627
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):
Interest rate swaps	$139	$17
Foreign currency swaps	1,489	594
Foreign currency forward-exchange contracts	81	78
	1,709	689
Other selected financial liabilities(h)
Short-term borrowings, carried at historical proceeds, as adjusted(e)	10,160	5,141
Long-term debt, carried at historical proceeds, as adjusted(i), (j)	28,818	31,541
	38,978	36,682
Total selected financial liabilities	$40,687	$37,371

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.

(b)
As of December 31, 2015, trading funds and securities are composed of $100 million of trading equity funds, $102 million of trading debt funds, and $85 million of trading equity securities. As of December 31, 2014, trading securities of $105 million is composed of debt and equity securities. The trading equity securities as of December 31, 2015 and the trading debt and equity securities as of December 31, 2014 are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

(c)
Generally, gross unrealized gains and losses are not significant. Unrealized losses related to 2015 available-for-sale debt securities are $593 million and unrealized gains are $44 million. The vast majority of investments in an unrealized loss position relate to the foreign exchange impact on foreign currency denominated securities, which are hedged with cross-currency swaps. We have the intent and ability to hold such investments to maturity.

(d)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $136 million as of December 31, 2015; and foreign currency forward-exchange contracts with fair values of $159 million as of December 31, 2014.

(e)
Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments. The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2015 or December 31, 2014. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs.

(f)	Our private equity securities represent investments in the life sciences sector.

(g)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $234 million and foreign currency forward-exchange contracts with fair values of $59 million as of December 31, 2015; and foreign currency swaps with fair values of $121 million and foreign currency forward-exchange contracts with fair values of $54 million as of December 31, 2014.

(h)
Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.

(i)	Includes foreign currency debt with fair values of $560 million as of December 31, 2014, which are used as hedging instruments.

(j)
The fair value of our long-term debt (not including the current portion of long-term debt) was $32.7 billion as of December 31, 2015 and $36.6 billion as of December 31, 2014. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.

A single estimate of fair value can result from a complex series of judgments about future events and uncertainties and can rely heavily on estimates and assumptions. For a description of our general accounting policies associated with developing fair value estimates, see Note 1E. For a description of the risks associated with estimates and assumptions, see Note 1C.

The following methods and assumptions were used to estimate the fair value of our financial assets and liabilities:

•	Trading equity securities—quoted market prices.

•	Trading debt securities—observable market interest rates.

•
Available-for-sale debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves. Loan-backed, receivable-backed, and mortgage-backed securities are valued by third-party models that use significant inputs derived from observable market data like prepayment rates, default rates, and recovery rates.

•	Money market funds—observable Net Asset Value prices.

•	Available-for-sale equity securities—third-party pricing services that principally use a composite of observable prices.

•
Derivative financial instruments (assets and liabilities)—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data. Where applicable, these models discount future cash flow amounts using market-based observable inputs, including interest rate yield curves, and forward and spot prices for currencies. The credit risk impact to our derivative financial instruments was not significant.

•	Held-to-maturity debt securities—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and credit-adjusted interest rate yield curves.

•	Private equity securities, excluding equity-method investments—application of the implied volatility associated with an observable biotech index to the carrying amount of our portfolio.

•	Short-term borrowings and long-term debt—third-party matrix-pricing model that uses significant inputs derived from or corroborated by observable market data and our own credit rating.
We periodically review the methodologies, inputs and outputs of third-party pricing services for reasonableness. Our procedures can include, for example, referencing other third-party pricing models, monitoring key observable inputs (like LIBOR interest rates) and selectively performing test-comparisons of values with actual sales of financial instruments.

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014
Assets
Cash and cash equivalents	$978	$1,389
Short-term investments	19,649	32,779
Long-term investments	15,999	17,518
Other current assets(a)	587	1,059
Other noncurrent assets(b)	944	881
	$38,157	$53,627
Liabilities
Short-term borrowings, including current portion of long-term debt	$10,160	$5,141
Other current liabilities(c)	645	93
Long-term debt	28,818	31,541
Other noncurrent liabilities(d)	1,064	596
	$40,687	$37,371

(a)
As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($2 million), foreign currency swaps ($46 million) and foreign currency forward-exchange contracts ($538 million) and, as of December 31, 2014, include interest rate swaps ($34 million), foreign currency swaps ($494 million) and foreign currency forward-exchange contracts ($531 million).

(b)
As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($835 million), foreign currency swaps ($89 million) and foreign currency forward-exchange contracts ($20 million) and, as of December 31, 2014, include interest rate swaps ($767 million), foreign currency swaps ($99 million) and foreign currency forward-exchange contracts ($15 million).

(c)
At December 31, 2015, derivative instruments at fair value include interest rate swaps ($5 million), foreign currency swaps ($560 million) and foreign currency forward-exchange contracts ($80 million) and, as of December 31, 2014, include interest rate swaps ($1 million), foreign currency swaps ($13 million) and foreign currency forward-exchange contracts ($78 million).

(d)
At December 31, 2015, derivative instruments at fair value include interest rate swaps ($134 million), foreign currency swaps ($928 million) and foreign currency forward-exchange contracts ($1 million) and, as of December 31, 2014, include interest rate swaps ($16 million) and foreign currency swaps ($581 million).

In addition, as of December 31, 2015 and 2014, we had long-term receivables where the determination of fair value employs discounted future cash flows, using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As of December 31, 2015 and 2014, the differences between the estimated fair values and carrying values of these receivables were not significant.

There were no significant impairments of financial assets recognized in any period presented.

B. Investments in Debt Securities

The following table provides the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:
	Years				December 31, 2015
(MILLIONS OF DOLLARS)	Within 1	Over 1 to 5	Over 5 to 10	Over 10	Total
Available-for-sale debt securities
Western European, Asian and other government debt(a)	$9,795	$1,549	$8	$—	$11,352
Corporate debt(b)	3,153	4,728	1,804	43	9,729
U.S. government debt	920	1,358	156	—	2,433
Western European, Scandinavian and other government agency debt(a)	1,861	214	2	—	2,078
Supranational debt(a)	947	352	—	—	1,299
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	2	2,143	33	—	2,178
Reverse repurchase agreements(c)	875	—	—	—	875
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	266	478	19	—	763
Other asset-backed debt(d)	490	830	46	5	1,370
Held-to-maturity debt securities
Western European government debt(a)	113	—	—	—	113
Time deposits, corporate debt and other(b)	1,270	5	—	—	1,275
Total debt securities	$19,693	$11,655	$2,069	$49	$33,466

(a)	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.

(b)	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.

(c)	Involving U.S. securities.

(d)
Includes loan-backed, receivable-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans, and receivable-backed securities are collateralized by credit cards receivables. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages. These securities are valued by third party models that use significant inputs derived from observable market data like prepayment rates, default rates, and recovery rates.

C. Short-Term Borrowings

Short-term borrowings include amounts for commercial paper of $4.9 billion as of December 31, 2015 and $570 million as of December 31, 2014. The weighted-average effective interest rate on short-term borrowings outstanding was 1.9% as of December 31, 2015 and 2.5% as of December 31, 2014.

As of December 31, 2015, we had access to $8.1 billion of lines of credit, of which $687 million expire within one year. Of these lines of credit, $7.9 billion are unused, of which our lenders have committed to loan us $7.1 billion at our request. Also, $7.0 billion of our unused lines of credit, all of which expire in 2020, may be used to support our commercial paper borrowings. Under the terms of a substantial majority of our lines of credit agreements, upon the merger with Allergan, the lenders under the agreements may elect to require immediate repayment of any amounts then outstanding and cancel the outstanding lines of credit. We expect to either amend the existing credit agreements or secure new credit agreements to replace these agreements.

D. Long-Term Debt

On September 3, 2015, the Hospira acquisition date, our long-term debt increased due to the addition of an aggregate principal amount of $1,750 million of legacy Hospira debt, recorded at acquisition-date fair value of $1,928 million.

On May 15, 2014, we completed a public offering of $4.5 billion aggregate principal amount of senior unsecured notes.

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2015	2014
6.20%(a)	March 2019	$3,276	$3,264
7.20%(a)	March 2039	2,856	2,902
4.75% euro(b)	June 2016	—	2,424
5.75% euro(b)	June 2021	2,172	2,419
6.50% U.K. pound(b)	June 2038	2,202	2,316
5.95%(c)	April 2037	2,057	2,083
2.10%(c)	May 2019	1,515	1,507
4.55% euro(d)	May 2017	1,041	1,201
5.50%(b)	February 2016	—	1,018
Notes and other debt with a weighted-average interest rate of 2.83%(f)	2017–2020	6,152	5,161
Notes and other debt with a weighted-average interest rate of 5.18%(e)	2021–2044	7,547	6,698
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.84%(g)	2016	—	547
Long-term debt		$28,818	$31,541
Current portion of long-term debt (not included above)		$3,720	$3,011

(a)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50%, plus, in each case, accrued and unpaid interest.

(b)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20%. plus, in each case, accrued and unpaid interest.

(c)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% for the 5.95% notes and 0.07% for the 2.10% notes, plus, in each case, accrued and unpaid interest.

(d)
The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the price at which the gross redemption yield on the notes would be equal to the gross redemption yield of a comparable European government bond (selected at the discretion of the Trustee) on the basis of the middle market price of such European government bond.

(e)
Contains debt issuances with a weighted-average maturity of approximately 15 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.20%, plus, in each case, accrued and unpaid interest.

(f)
Contains debt issuances with a weighted-average maturity of approximately two years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average of 0.12%, plus, in each case, accrued and unpaid interest.

(g)	At December 31, 2015, the debt issuances have been reclassified to Current portion of long-term debt.

In October 2015, Pfizer exchanged $1.7 billion debt of its recently acquired subsidiary Hospira for virtually the same amount of Pfizer Inc. debt with the same interest rate and maturity terms as the Hospira debt, leaving a minor amount of outstanding debt in Hospira’s name. In connection with the exchange offers, the indenture governing the Hospira notes and the Hospira notes were amended to, among other things, eliminate substantially all of the restrictive covenants. The net income effect of this exchange was immaterial.

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2015:
(MILLIONS OF DOLLARS)	2017	2018	2019	2020	After 2020	Total
Maturities	$4,412	$2,400	$4,807	$364	$16,835	$28,818

E. Derivative Financial Instruments and Hedging Activities

Foreign Exchange Risk

A significant portion of our revenues, earnings and net investments in foreign affiliates is exposed to changes in foreign exchange rates. We seek to manage our foreign exchange risk, in part, through operational means, including managing same-currency revenues in relation to same-currency costs and same-currency assets in relation to same-currency liabilities. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments and foreign currency debt. These financial instruments serve to protect net income and net investments against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions.

As of December 31, 2015, the aggregate notional amount of foreign exchange derivative financial instruments hedging or offsetting foreign currency exposures was $35.7 billion. The derivative financial instruments primarily hedge or offset exposures in the euro, Japanese yen, and U.K. pound. The maximum length of time over which we are hedging future foreign exchange cash flow relates to our $2.2 billion U.K. pound debt maturing in 2038.

All derivative contracts used to manage foreign currency risk are measured at fair value and are reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings or in Other comprehensive income/(loss), depending on the nature and purpose of the financial instrument (offset or hedge relationship) and the effectiveness of the hedge relationships, as follows:

•
We record in Other comprehensive income/(loss) the effective portion of the gains or losses on foreign currency forward-exchange contracts and foreign currency swaps that are designated as cash flow hedges and reclassify those amounts, as appropriate, into earnings in the same period or periods during which the hedged transaction affects earnings.

•
We recognize the gains and losses on foreign currency forward-exchange contracts and foreign currency swaps that are used to offset the same foreign currency assets or liabilities immediately into earnings along with the earnings impact of the items they generally offset. These contracts essentially take the opposite currency position of that reflected in the month-end balance sheet to counterbalance the effect of any currency movement.

•
We recognize the gain and loss impact on foreign currency swaps and foreign currency forward-exchange contracts designated as hedges of our net investments in earnings in three ways: over time—for the periodic net swap payments; immediately—to the extent of any change in the difference between the foreign exchange spot rate and forward rate; and upon sale or substantial liquidation of our net investments—to the extent of change in the foreign exchange spot rates.

•
We record in Other comprehensive income/(loss) the foreign exchange gains and losses related to foreign exchange-denominated debt designated as a hedge of our net investments in foreign subsidiaries and reclassify those amounts into earnings upon the sale or substantial liquidation of our net investments.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

Interest Rate Risk

Our interest-bearing investments and borrowings are subject to interest rate risk. We strive to invest and borrow primarily on a floating-rate basis; however, in light of current market conditions, we currently borrow primarily on a long-term, fixed-rate basis. From time to time, depending on market conditions, we will change the profile of our outstanding debt by entering into derivative financial instruments like interest rate swaps. We entered into derivative financial instruments to hedge or offset the fixed interest rates on the hedged item, matching the amount and timing of the hedged item. As of December 31, 2015, the aggregate notional amount of interest rate derivative financial instruments was $20.2 billion. The derivative financial instruments primarily hedge U.S. dollar and euro fixed-rate debt.

All derivative contracts used to manage interest rate risk are measured at fair value and reported as assets or liabilities on the consolidated balance sheet. Changes in fair value are reported in earnings, as follows:

•
We recognize the gains and losses on interest rate swaps that are designated as fair value hedges in earnings upon the recognition of the change in fair value of the hedged risk. We recognize the offsetting earnings impact of fixed-rate debt attributable to the hedged risk also in earnings.

Any ineffectiveness is recognized immediately into earnings. There was no significant ineffectiveness for any period presented.

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
	As of December 31,
(MILLIONS OF DOLLARS)	2015	2014	2015	2014	2015	2014
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$(826)	$(799)	$(613)	$(808)
Foreign currency forward-exchange contracts	—	—	1,028	823	980	332

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	—	—	—	78	—	—

Foreign currency forward-exchange contracts	(1)	—	256	—	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	(42)	164	—	—	—	—
Foreign currency swaps	(4)	(2)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	3	—	—	—
Foreign currency long-term debt	—	—	—	33	—	—
All other net	(16)	(3)	—	—	—	—
	$(64)	$160	$461	$135	$367	$(477)

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.

For information about the fair value of our derivative financial instruments, and the impact on our consolidated balance sheets, see Note 7A above. Certain of our derivative instruments are covered by associated credit-support agreements that have credit-risk-related contingent features designed to reduce our counterparties’ exposure to our risk of defaulting on amounts owed. As of December 31, 2015, the aggregate fair value of these derivative instruments that are in a net liability position was $1.1 billion, for which we have posted collateral of $1.1 billion in the normal course of business. These features include the requirement to pay additional collateral in the event of a downgrade in our debt ratings. If there had been a downgrade to below an A rating by Standard and Poor’s (S&P) or the equivalent rating by Moody’s Investors Service, on December 31, 2015, we would have been required to post an additional $20 million of collateral to our counterparties. The collateral advanced receivables are reported in Short-term investments.

F. Credit Risk

On an ongoing basis, we review the creditworthiness of counterparties to our foreign exchange and interest rate agreements and do not expect to incur a significant loss from failure of any counterparties to perform under the agreements. There are no significant concentrations of credit risk related to our financial instruments with any individual counterparty. As of December 31, 2015, we had $2.4 billion due from a well-diversified, highly rated group (S&P ratings of mostly A or better) of bank counterparties around the world. For details about our investments, see Note 7B above.

In general, there is no requirement for collateral from customers. However, derivative financial instruments are executed under master netting agreements with financial institutions and these agreements contain provisions that provide for the ability for collateral payments, depending on levels of exposure, our credit rating and the credit rating of the counterparty. As of December 31, 2015, we received cash collateral of $1.0 billion from various counterparties. The collateral primarily supports the approximate fair value of our derivative contracts. With respect to the collateral received, which is included in Cash and cash equivalents, the obligations are reported in Short-term borrowings, including current portion of long-term debt.